General information, reorganization and basis of presentation (Tables)	12 Months Ended
Dec. 31, 2021
General information, reorganization and basis of presentation
Disclosure of Interest in Subsidiaries and Variable Interest Entities

As of December 31, 2021, the Group has direct or indirect interests in the following principal subsidiaries, VIEs and subsidiaries of VIEs:

			Effective
			equity
Company name	Place and date of incorporation	Registered/issued capital	interest held	Principal activities
Directly held:
Genetron HK	Hong Kong, June 6, 2018	HK$10,000 (10,000 ordinary shares)	100%	Investment holding
Genetron Health, Inc.	Delaware, United States of America August 23, 2019	US$ 1 (1,000 ordinary shares)	100%	Molecular diagnostic services
Indirectly held:
Genetron TJ*	Tianjin, PRC March 8, 2019	RMB1,000,000,000	100%	Biotechnology development and technical services
Shanghai Junran Bio-Technology Co., Ltd. *	Shanghai, PRC July 1, 2019	RMB500,000,000	100%	Biotechnology development and technical services
Genetron (Wuxi) Business Management Co., Ltd. **	Wuxi, PRC December 3, 2020	US$50,000,000	90 (Note 31)%	Investment holding
VIEs:
Genetron Health	Beijing, PRC May 7, 2015	RMB57,438,800	100%	Gene-related detection services
Genetron (Wuxi) Biotech Co., Ltd.	Wuxi, PRC October 14, 2020	RMB20,000,000	100%	Gene-related detection services
Subsidiaries of VIEs:
Shanghai Genetron Bio-Technology Co., Ltd.	Shanghai, PRC July 8, 2015	RMB20,000,000	100%	Investment holding
Genetron Health (Chongqing) Co., Ltd.	Chongqing, PRC March 1, 2016	RMB20,000,000	100%	Investment holding and IVD products sales
Beijing Genetron Biotechnology Co., Ltd.	Beijing, PRC March 11, 2016	RMB20,000,000	100%	Investment holding
Guangzhou Genetron Bio-Technology Co., Ltd.	Guangzhou, PRC July 4, 2019	RMB10,000,000	100%	Investment holding
Beijing Genetron Medical Laboratory Co., Ltd.	Beijing, PRC November 5, 2015	RMB12,000,000	100%	Gene-related detection services
Shanghai Genetron Medical Laboratory Co., Ltd.	Shanghai, PRC December 14, 2015	RMB30,000,000	100%	Gene-related detection services
Chongqing Genetron Medical Laboratory Co., Ltd.	Chongqing, PRC August 11, 2016	RMB20,000,000	100%	Gene-related detection services
Guangzhou Genetron Medical Laboratory Co., Ltd.	Guangzhou, PRC July 8, 2019	RMB10,000,000	100%	Gene-related detection services
Genetron Health Technologies, Inc.	Delaware, United States of America April 28, 2015	US$ 10,000,000 (1,000 ordinary shares)	100%	Research services

*	registered as wholly foreign owned enterprise under PRC law
**	registered as non-wholly foreign owned enterprise under PRC law